Condensed Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	Nov. 30, 2017	Nov. 30, 2016
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES
General and administrative	1,647	2,000	4,975	4,975
TOTAL OPERATING EXPENSES	1,647	2,000	4,975	4,975
OTHER INCOME
Gain on settlement of liabilities	53,675			103,000
TOTAL OTHER INCOME	53,675
NET INCOME (LOSS) BEFORE PROVISION OF INCOME TAXES	52,028	(2,000)	(4,975)	98,025
PROVISION FOR INCOME TAXES
NET INCOME (LOSS)	$ 52,028	$ (2,000)	$ (4,975)	$ 98,025
Basic and diluted income (loss) per share	$ 0.00	$ (0.00)	$ (0.00)	$ 0.00
Weighted average shares outstanding (Basic and diluted)	207,837,336	207,837,336	207,837,336	207,837,336